Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders
Balance at Dec. 31, 2012	$ 618,694	$ 2,090	$ 616,604
Balance, Units at Dec. 31, 2012		1,226,721	60,109,163
Cash distribution paid	(122,382)	$ (4,285)	$ (118,097)
Proceeds from issuance of common units, net of offering costs(see note 12)	148,022		$ 148,022
Proceeds from issuance of common units, net of offering costs, Units (see note 12)			10,925,000
Net proceeds from issuance of general partner units (see note 12)	3,167	$ 3,167
Net proceeds from issuance of general partner units, Units (see note 12)		222,960
Net income	59,006	$ 3,057	$ 55,949
Balance at Dec. 31, 2013	706,507	$ 4,029	$ 702,478
Balance, Units at Dec. 31, 2013		1,449,681	71,034,163
Cash distribution paid	(138,994)	$ (4,867)	$ (134,127)
Proceeds from issuance of common units, net of offering costs(see note 12)	104,499		$ 104,499
Proceeds from issuance of common units, net of offering costs, Units (see note 12)			6,325,000
Net proceeds from issuance of general partner units (see note 12)	2,233	$ 2,233
Net proceeds from issuance of general partner units, Units (see note 12)		129,082
Net income	74,853	$ 3,628	$ 71,225
Balance at Dec. 31, 2014	749,098	$ 5,023	$ 744,075
Balance, Units at Dec. 31, 2014		1,578,763	77,359,163
Cash distribution paid	(132,306)	$ (4,362)	$ (127,944)
Proceeds from issuance of common units, net of offering costs(see note 12)	72,090		$ 72,090
Proceeds from issuance of common units, net of offering costs, Units (see note 12)			5,720,547
Net proceeds from issuance of general partner units (see note 12)	1,528	$ 1,528
Net proceeds from issuance of general partner units, Units (see note 12)		116,746
Net income	41,805	$ 1,980	$ 39,825
Balance at Dec. 31, 2015	$ 732,215	$ 4,169	$ 728,046
Balance, Units at Dec. 31, 2015		1,695,509	83,079,710